Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segment information

1.1    Segment revenue

(in millions of euros)	France
				Other	Eliminations
			Spain	European	Europe
				countries
December 31, 2021
Revenue(3)	18,092		4,720	5,870	(11)
Convergent services	4,697		1,870	850	—
Mobile-only services	2,276		880	2,007	—
Fixed-only services	3,872	(4)	435	652	—
IT & integration services	—		14	338	—
Wholesale	5,313		900	998	(11)
Equipment sales	1,226		621	869	—
Other revenue	708		1	155	0
External	17,489		4,672	5,776	—
Inter-operating segments	603		48	94	(11)

December 31, 2020
Revenue(3)	18,461		4,951	5,638	(9)
Convergent services	4,559		1,984	733	—
Mobile-only services	2,245		1,012	2,026	—
Fixed-only services	3,959	(4)	471	611	—
IT & integration services	—		8	301	—
Wholesale	5,866		916	1,017	(9)
Equipment sales	1,187		547	828	—
Other revenue	644		12	122	—
External	17,794		4,908	5,559	—
Inter-operating segments	667		43	79	(9)

December 31, 2019
Revenue(3)	18,154		5,280	5,783	(12)
Convergent services	4,397		2,092	623	—
Mobile-only services	2,324		1,161	2,143	—
Fixed-only services	4,086	(4)	501	644	—
IT & integration services	—		6	232	—
Wholesale	5,487		901	1,071	(12)
Equipment sales	1,351		620	898	—
Other revenue	509		0	173	—
External	17,492		5,230	5,695	—
Inter-operating segments	662		50	88	(12)

(1)	Including, in 2021, revenue of 5,118 million euros in France, 13 million euros in Spain, 1,294 million euros in other European countries and 1,331 million euros in other countries.

Including, in 2020, revenue of 5,071 million euros in France, 13 million euros in Spain, 1,287 million euros in other European countries and 1,436 million euros in other countries.

Including, in 2019, revenue of 5,233 million euros in France, 21 million euros in Spain, 1,077 million euros in other European countries and 1,489 million euros in other countries.

(2)	Including revenue of 1,353 million euros in France in 2021, 1,305 million euros in 2020 and 1,374 million euros in 2019.
(3)	The description of different sources of revenue is presented in Note 4.1.
(4)	Including, in 2021, fixed only broadband revenue of 2,862 million euros and fixed only narrowband revenue of 1,010 million euros.

Including, in 2020, fixed only broadband revenue of 2,748 million euros and fixed only narrowband revenue of 1,212 million euros.

Including, in 2019, fixed only broadband revenue of 2,699 million euros and fixed only narrowband revenue of 1,387 million euros.

(5)	Including, in 2021, revenue of 1,106 million euros from voice services and revenue of 2,527 million euros from data services.

Including, in 2020, revenue of 1,237 million euros from voice services and revenue of 2,614 million euros from data services.

Including, in 2019, revenue of 1,289 million euros from voice services and revenue of 2,674 million euros from data services.

(in millions of euros)	Europe	Africa &	Enterpri-se(1)		International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle-East			Carriers &		telecom	Financial	telecom	consolidated
					Shared		activities	Services	activities /	financial
					Services (2)				mobile	statements
									financial services
December 31, 2021
Revenue(3)	10,579	6,381	7,757		1,515	(1,795)	42,530	—	(7)	42,522
Convergent services	2,720	—	—		—	—	7,417	—	—	7,417
Mobile-only services	2,887	4,884	636		—	(31)	10,652	—	(0)	10,652
Fixed-only services	1,087	664	3,633	(5)	—	(168)	9,089	—	(1)	9,088
IT & integration services	352	31	3,195		—	(167)	3,411	—	(4)	3,407
Wholesale	1,886	654	42		1,056	(1,249)	7,702	—	0	7,702
Equipment sales	1,490	112	250		—	(8)	3,070	—	(0)	3,070
Other revenue	157	36	—		460	(172)	1,188	—	(2)	1,186
External	10,449	6,216	7,371		998	—	42,522	—	—	42,522
Inter-operating segments	131	165	386		517	(1,795)	7	—	(7)	—

December 31, 2020
Revenue(3)	10,580	5,834	7,807		1,450	(1,855)	42,277	—	(7)	42,270
Convergent services	2,717	—	—		—	—	7,276	—	—	7,276
Mobile-only services	3,038	4,420	649		—	(35)	10,317	—	(0)	10,317
Fixed-only services	1,083	562	3,851	(5)	—	(177)	9,278	—	(0)	9,277
IT & integration services	310	25	3,086		—	(164)	3,256	—	(4)	3,252
Wholesale	1,924	695	45		1,038	(1,313)	8,255	—	—	8,255
Equipment sales	1,375	89	175		—	(5)	2,821	—	(0)	2,821
Other revenue	134	43	—		412	(160)	1,073	—	(2)	1,072
External	10,467	5,660	7,405		944	—	42,270	—	—	42,270
Inter-operating segments	113	175	402		506	(1,855)	7	—	(7)	—

December 31, 2019
Revenue(3)	11,051	5,646	7,820		1,498	(1,926)	42,242	—	(4)	42,238
Convergent services	2,714	—	—		—	—	7,111	—	—	7,111
Mobile-only services	3,304	4,230	727		—	(40)	10,545	—	(0)	10,544
Fixed-only services	1,145	493	3,963	(5)	—	(178)	9,509	—	(0)	9,508
IT & integration services	239	14	2,909		—	(155)	3,006	—	(3)	3,004
Wholesale	1,959	780	34		1,077	(1,404)	7,933	—	—	7,933
Equipment sales	1,518	96	187		—	(6)	3,146	—	(0)	3,146
Other revenue	173	32	—		421	(142)	992	—	(1)	991
External	10,925	5,430	7,437		955	—	42,238	—	—	42,238
Inter-operating segments	126	216	383		543	(1,926)	4	—	(4)	—

1.2    Segment revenue to consolidated net income in 2021

(in millions of euros)	France				Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries	Europe

Revenue	18,092	4,720	5,870	(11)	10,579
External purchases	(7,081)	(2,768)	(3,330)	11	(6,087)
Other operating income	1,274	161	192	(0)	353
Other operating expenses	(526)	(171)	(179)	—	(350)
Labor expenses	(3,657)	(268)	(665)	—	(932)
Operating taxes and levies	(838)	(163)	(96)	—	(259)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(84)	—	—	—	—
Depreciation and amortization of right-of-use assets	(304)	(248)	(198)	—	(446)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(8)	(14)	(15)	—	(29)
EBITDAaL (1)	6,867	1,251	1,579	—	2,830
Significant litigations (1)	(128)	—	—	—	—
Specific labour expenses (1)	(959)	—	(2)	—	(2)
Fixed assets, investments and businesses portfolio review (1)	(2)	—	359	—	359
Restructuring programs costs (1)	(10)	(180)	(31)	—	(211)
Acquisition and integration costs (1)	(7)	—	(25)	—	(25)
Depreciation and amortization of fixed assets	(3,108)	(1,107)	(1,097)	—	(2,204)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—
Impairment of goodwill	—	(3,702)	—	—	(3,702)
Impairment of fixed assets	(1)	—	(13)	—	(13)
Share of profits (losses) of associates and joint ventures	(8)	—	5	—	5
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	8	14	15	—	29
Operating Income	2,653	(3,724)	791	—	(2,933)
Cost of gross financial debt except financed assets
Interests on debts related to financed assets(3)
Gains (losses) on assets contributing to net financial debt
Foreign exchange gain (loss)
Interests on lease liabilities(3)
Other net financial expenses
Finance costs, net
Income taxes
Consolidated net income

(1)	See Note 1.9. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 109 million euros in 2021. The cost of risk is included in other operating expenses and amounts to (46) million euros in 2021.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Enterprise	Interna-	Elimination	Total	Mobile	Elimina-	Total	Presenta-	Orange
	Middle-		tional	telecom	telecom	Financial	tions		tion adjust-	consoli-
	East		Carriers &	activities	activities	Services(2)	telecom		ments(3)	dated
			Shared				activites /			financial
			Services				mobile			statements
							financial
							services

Revenue	6,381	7,757	1,515	(1,795)	42,530	—	(7)	42,522	—	42,522
External purchases	(2,502)	(3,967)	(2,000)	3,786	(17,849)	(112)	10	(17,950)	(23)	(17,973)
Other operating income	52	173	2,096	(3,328)	620	114	(4)	730	53	783
Other operating expenses	(243)	(640)	(71)	1,336	(493)	(44)	2	(535)	(165)	(700)
Labor expenses	(535)	(2,119)	(1,298)	—	(8,542)	(84)	—	(8,626)	(1,291)	(9,917)
Operating taxes and levies	(644)	(80)	(66)	—	(1,887)	(3)	—	(1,890)	(36)	(1,926)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	2,507	2,507
Restructuring costs	—	—	—	—	—	—	—	—	(331)	(331)
Depreciation and amortization of financed assets	—	—	—	—	(84)	—	—	(84)	—	(84)
Depreciation and amortization of right-of-use assets	(176)	(147)	(407)	—	(1,478)	(3)	—	(1,481)	—	(1,481)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(91)	(91)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(67)	(7)	(8)	—	(119)	(0)	—	(120)	120	n/a
EBITDAaL (1)	2,265	970	(237)	(0)	12,696	(131)	1	12,566	744	n/a
Significant litigations (1)	—	—	(6)	—	(134)	—	—	(134)	134	n/a
Specific labour expenses (1)	(0)	(123)	(190)	—	(1,274)	(3)	—	(1,276)	1,276	n/a
Fixed assets, investments and businesses portfolio review (1)	2	3	2,146	—	2,507	—	—	2,507	(2,507)	n/a
Restructuring programs costs (1)	(41)	(5)	(145)	—	(412)	(11)	—	(422)	422	n/a
Acquisition and integration costs (1)	—	(1)	(16)	—	(49)	(2)	—	(51)	51	n/a
Depreciation and amortization of fixed assets	(1,012)	(378)	(335)	—	(7,038)	(36)	—	(7,074)	—	(7,074)
Reclassification of translation adjustment from liquidated entities	—	(0)	—	—	—	—	—	(0)	—	(0)
Impairment of goodwill	—	—	—	—	(3,702)	—	—	(3,702)	—	(3,702)
Impairment of fixed assets	(1)	—	(2)	—	(17)	—	—	(17)	—	(17)
Share of profits (losses) of associates and joint ventures	10	1	(5)	—	3	—	—	3	—	3
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	67	7	8	—	119	—	—	120	(120)	n/a
Operating Income	1,291	474	1,217	(0)	2,702	(182)	1	2,521	(0)	2,521
Cost of gross financial debt except financed assets										(829)
Interests on debts related to financed assets(3)										(1)
Gains (losses) on assets contributing to net financial debt										(3)
Foreign exchange gain (loss)										65
Interests on lease liabilities(3)										(120)
Other net financial expenses										106
Finance costs, net										(782)
Income taxes										(962)
Consolidated net income										778

1.3    Segment revenue to consolidated net income in 2020

(in millions of euros)	France				Europe
			Other	Elimina-
		Spain	European	tions	Total
			countries	Europe
Revenue	18,461	4,951	5,638	(9)	10,580
External purchases	(7,101)	(2,774)	(3,194)	9	(5,959)
Other operating income	1,303	141	153	(0)	293
Other operating expenses	(592)	(185)	(173)	0	(358)
Labor expenses	(3,663)	(280)	(632)	—	(912)
Operating taxes and levies	(955)	(148)	(90)	—	(238)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(55)	—	—	—	—
Depreciation and amortization of right-of-use assets	(225)	(260)	(183)	—	(443)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(8)	(12)	(19)	—	(30)
EBITDAaL (1)	7,163	1,433	1,499	—	2,932
Significant litigations (1)	(199)	—	—	—	—
Specific labour expenses (1)	(7)	—	2	—	2
Fixed assets, investments and businesses portfolio review (1)	21	22	14	—	36
Restructuring programs costs (1)	(5)	(0)	(2)	—	(2)
Acquisition and integration costs (1)	(1)	—	(7)	—	(7)
Depreciation and amortization of fixed assets	(3,157)	(1,059)	(1,129)	—	(2,187)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(15)	—	(8)	—	(8)
Share of profits (losses) of associates and joint ventures	(1)	—	0	—	0
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	8	12	19	—	30
Operating Income	3,809	407	389	—	796
Cost of gross financial debt except financed assets	—	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—	—
Other net financial expenses	—	—	—	—	—
Finance costs, net	—	—	—	—	—
Income Taxes	—	—	—	—	—
Consolidated net income	—	—	—	—	—

(1)	See Note 1.9. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 69 million euros in 2020. The cost of risk is included in other operating expenses and amounts to (31) million euros in 2020.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Entreprise	Interna-tional	Elimina-tion	Total	Mobile	Elimina-tions	Total	Presenta-	Orange
	Middle-East		Carriers &	telecom	telecom	Financial	telecom		tion	consoli-
			Shared	activities	activities	Services(2)	activities/mobile		adjust-	dated financial
			Services				financial services		ments(3)	statements
Revenue	5,834	7,807	1,450	(1,855)	42,277	—	(7)	42,270	—	42,270
External purchases	(2,443)	(4,019)	(1,951)	3,891	(17,582)	(108)	6	(17,684)	(6)	(17,691)
Other operating income	76	161	2,076	(3,371)	539	75	(9)	604	—	604
Other operating expenses	(212)	(646)	(51)	1,335	(524)	(47)	11	(560)	(229)	(789)
Labor expenses	(514)	(2,027)	(1,274)	—	(8,390)	(75)	—	(8,465)	(25)	(8,490)
Operating taxes and levies	(552)	(102)	(75)	—	(1,923)	(1)	—	(1,924)	—	(1,924)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	228	228
Restructuring costs	—	—	—	—	—	—	—	—	(25)	(25)
Depreciation and amortization of financed assets	—	—	—	—	(55)	—	—	(55)	—	(55)
Depreciation and amortization of right-of-use assets	(158)	(145)	(410)	—	(1,380)	(3)	—	(1,384)	—	(1,384)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(57)	(57)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(67)	(5)	(9)	—	(120)	(0)	—	(120)	120	n/a
EBITDAaL (1)	1,964	1,023	(244)	-	12,839	(160)	1	12,680	6	n/a
Significant litigations (1)	—	—	(13)	—	(211)	—	—	(211)	211	n/a
Specific labour expenses (1)	(0)	2	(9)	—	(12)	(0)	—	(12)	12	n/a
Fixed assets, investments and businesses portfolio review (1)	6	14	151	—	228	—	—	228	(228)	n/a
Restructuring programs costs (1)	(5)	(9)	(59)	—	(80)	(3)	—	(83)	83	n/a
Acquisition and integration costs (1)	(2)	(6)	(15)	—	(32)	(5)	—	(37)	37	n/a
Depreciation and amortization of fixed assets	(1,011)	(410)	(342)	—	(7,106)	(28)	—	(7,134)	—	(7,134)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	(0)	—	(7)	—	(30)	—	—	(30)	—	(30)
Share of profits (losses) of associates and joint ventures	8	1	(9)	—	(2)	—	—	(2)	—	(2)
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	67	5	9	—	120	0	—	120	(120)	n/a
Operating Income	1,027	621	(538)	—	5,715	(195)	1	5,521	—	5,521
Cost of gross financial debt except financed assets	—	—	—		—	—	—	—	—	(1,099)
Interests on debts related to financed assets(3)	—	—	—		—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—		—	—	—	—	—	(1)
Foreign exchange gain (loss)	—	—	—		—	—	—	—	—	(103)
Interests on lease liabilities(3)	—	—	—		—	—	—	—	—	(120)
Other net financial expenses	—	—	—		—	—	—	—	—	11
Finance costs, net	—	—	—		—	—	—	—	—	(1,314)
Income Taxes	—	—	—		—	—	—	—	—	848
Consolidated net income	—	—	—		—	—	—	—	—	5,055

1.4    Segment revenue to consolidated net income in 2019

(in millions of euros)	France				Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries	Europe
Revenue	18,154	5,280	5,783	(12)	11,051
External purchases	(7,036)	(2,907)	(3,318)	12	(6,213)
Other operating income	1,392	221	148	(0)	369
Other operating expenses	(553)	(207)	(173)	0	(380)
Labor expenses	(3,730)	(271)	(678)	—	(949)
Operating taxes and levies	(893)	(160)	(84)	—	(244)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(14)	—	—	—	—
Depreciation and amortization of right-of-use assets	(175)	(298)	(168)	—	(466)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(9)	(12)	(21)	—	(32)
EBITDAaL(1)	7,135	1,646	1,489	—	3,136
Significant litigations(1)	—	—	—	—	—
Specific labour expenses(1)	(32)	—	2	—	2
Fixed assets, investments and businesses portfolio review(1)	4	56	63	—	120
Restructuring programs costs(1)	(45)	(12)	(55)	—	(67)
Acquisition and integration costs(1)	—	—	(5)	—	(5)
Depreciation and amortization of fixed assets	(3,179)	(1,076)	(1,119)	—	(2,195)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(1)	—	(15)	—	(15)
Share of profits (losses) of associates and joint ventures	—	—	1	—	1
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	9	12	21	—	32
Operating Income	3,892	626	383	—	1,009
Cost of gross financial debt except financed assets	—	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—	—
Other net financial expenses	—	—	—	—	—
Effects resulting from BT sale	—	—	—	—	—
Finance costs, net	—	—	—	—	—
Income Taxes	—	—	—	—	—
Consolidated net income	—	—	—	—	—

(1)	See Note 1.9. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 40 million euros in 2019. The cost of risk is included in other operating expenses and amounts to (10) million euros in 2019.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Enterprise	Interna-tional	Elimina-tion	Total	Mobile	Elimina-tions	Total	Presenta-tion	Orange
	Middle-East		Carriers &	telecom	telecom	Financial	telecom		adjust-ments(3)	consoli-dated
			Shared	activities	activities	Services(2)	activities/			financial
			Services				mobile			statements
							financial
							services
Revenue	5,646	7,820	1,498	(1,926)	42,242	—	(4)	42,238	—	42,238
External purchases	(2,451)	(3,991)	(2,041)	3,962	(17,769)	(96)	5	(17,860)	—	(17,860)
Other operating income	72	169	2,088	(3,396)	694	43	(17)	720	—	720
Other operating expenses	(245)	(634)	(63)	1,360	(515)	(29)	17	(527)	(72)	(599)
Labor expenses	(507)	(1,949)	(1,261)	—	(8,397)	(73)	—	(8,470)	(24)	(8,494)
Operating taxes and levies	(495)	(115)	(80)	—	(1,827)	(1)	—	(1,827)	—	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	277	277
Restructuring costs	—	—	—	—	—	—	—	—	(132)	(132)
Depreciation and amortization of financed assets	—	—	—	—	(14)	—	—	(14)	—	(14)
Depreciation and amortization of right-of-use assets	(135)	(104)	(391)	—	(1,272)	(3)	—	(1,274)	—	(1,274)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(33)	(33)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(72)	(4)	(10)	—	(128)	—	—	(129)	129	n/a
EBITDAaL(1)	1,814	1,191	(261)	—	13,015	(160)	1	12,856	144	n/a
Significant litigations(1)	—	—	(49)	—	(49)	—	—	(49)	49	n/a
Specific labour expenses(1)	—	1	6	—	(23)	—	—	(23)	23	n/a
Fixed assets, investments and businesses portfolio review(1)	(19)	—	172	—	277	—	—	277	(277)	n/a
Restructuring programs costs(1)	(4)	(16)	(31)	—	(163)	(2)	—	(165)	165	n/a
Acquisition and integration costs(1)	—	(11)	(8)	—	(24)	—	—	(24)	24	n/a
Depreciation and amortization of fixed assets	(972)	(399)	(340)	—	(7,086)	(24)	—	(7,110)	—	(7,110)
Reclassification of translation adjustment from liquidated entities	2	—	10	—	12	—	—	12	—	12
Impairment of goodwill	(54)	—	—	—	(54)	—	—	(54)	—	(54)
Impairment of fixed assets	89	1	(1)	—	73	—	—	73	—	73
Share of profits (losses) of associates and joint ventures	12	1	(7)	—	8	—	—	8	—	8
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	72	4	10	—	128	—	—	129	(129)	n/a
Operating Income	940	772	(499)	—	6,114	(186)	1	5,930	—	5,930
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	—	(1,108)
Interests on debts related to financed assets(3)	—	—	—	—	—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	—	5
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	—	76
Interests on lease liabilities(3)	—	—	—	—	—	—	—	—	—	(129)
Other net financial expenses	—	—	—	—	—	—	—	—	—	15
Effects resulting from BT sale	—	—	—	—	—	—	—	—	—	(119)
Finance costs, net	—	—	—	—	—	—	—	—	—	(1,261)
Income Taxes	—	—	—	—	—	—	—	—	—	(1,447)
Consolidated net income	—	—	—	—	—	—	—	—	—	3,222

1.5    Segment investments

(in millions of euros)	France
		Spain	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2021
eCapex (1)	4,117	980	913	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	49	1	65	—
Telecommunications licenses	264	618	32	—
Financed assets	40	0	0	—
Total investments (4)	4,471	1,598	1,010	—

December 31, 2020
eCapex (1)	3,748	969	878	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	136	75	22	—
Telecommunications licenses	876	6	67	—
Financed assets	241	—	—	—
Total investments (4)	5,001	1,050	967	—

December 31, 2019
eCapex (1)	4,052	812	869	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	95	185	103	—
Telecommunications licenses	—	298	9	—
Financed assets	144	—	—	—
Total investments (4)	4,291	1,296	982	—

(1)	See Note 1.9 for eCapex definition.
(2)	Including investments in intangible assets and property, plant and equipment in France for 206 million euros in 2021, 218 million euros in 2020 and 254 million euros in 2019.
(3)	Including investments in intangible assets and property, plant and equipment in France for 271 million euros in 2021, 303 million euros in 2020 and 336 million euros in 2019.
(4)	Including 2,842 million euros for other intangible assets and 5,947 million euros for tangible assets in 2021.

Including 2,940 million euros for other intangible assets and 5,848 million euros for tangible assets in 2020.

Including 2,385 million euros for other intangible assets and 6,181 million euros for tangible assets in 2019.

(in millions of euros)	Europe	Africa &	Enterprise(2)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle-East		Carriers	telecom	telecom	Financial	telecom	consolidated
				& Shared	activities	activities	Services	activities/	financial
				Services(3)	and			mobile	statements
					unallocated			financial
					items			services

December 31, 2021
eCapex (1)	1,893	1,064	318	243	—	7,636	24	—	7,660
Elimination of proceeds from sales of property, plant and equipment and intangible assets	66	5	7	36	—	163	—	—	163
Telecommunications licenses	650	12	0	—	—	926	—	—	926
Financed assets	—	—	—	—	—	40	—	—	40
Total investments (4)	2,609	1,082	325	279	—	8,766	24	—	8,789

December 31, 2020
eCapex (1)	1,847	1,036	339	133	—	7,102	30	—	7,132
Elimination of proceeds from sales of property, plant and equipment and intangible assets	97	9	23	180	—	444	—	—	444
Telecommunications licenses	73	20	0	0	—	969	—	—	969
Financed assets	—	—	—	—	—	241	—	—	241
Total investments (4)	2,017	1,065	362	313	—	8,757	30	—	8,787

December 31, 2019
eCapex (1)	1,681	987	404	141	—	7,265	28	—	7,293
Elimination of proceeds from sales of property, plant and equipment and intangible assets	289	13	5	208	—	610	—	—	610
Telecommunications licenses	308	212	0	0	—	519	—	—	519
Financed assets	—	—	—	—	—	144	—	—	144
Total investments (4)	2,277	1,211	410	348	—	8,538	28	—	8,565

1.6    Segment assets

(in millions of euros)	France
		Spain	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2021
Goodwill	14,364	3,170	2,910	—
Other intangible assets	4,543	2,259	1,727	—
Property, plant and equipment	16,975	3,834	3,967	—
Right-of-use assets	2,014	1,093	1,104	—
Interests in associates and joint ventures	1,061	—	303	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	16	15	—
Total non-current assets	38,966	10,372	10,025	—
Inventories	438	61	176	—
Trade receivables	2,125	643	1,147	1
Other customer contract assets	379	176	407	—
Prepaid expenses	35	417	69	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	737	72	183	—
Total current assets	3,713	1,368	1,982	1
Total assets	42,679	11,740	12,007	1

December 31, 2020
Goodwill	14,364	6,872	2,640	—
Other intangible assets	4,957	1,852	1,795	—
Property, plant and equipment	16,038	3,750	3,903	—
Right-of-use assets	1,523	1,129	1,052	—
Interests in associates and joint ventures	9	—	5	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	17	25	—
Total non-current assets	36,900	13,619	9,421	—
Inventories	361	57	162	—
Trade receivables	1,975	645	1,046	(0)
Other customer contract assets	386	154	367	—
Prepaid expenses	53	492	51	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	803	117	79	—
Total current assets	3,578	1,465	1,705	(0)
Total assets	40,477	15,085	11,126	(0)

December 31, 2019
Goodwill	14,364	6,872	2,665	—
Other intangible assets	3,968	1,961	1,941	—
Property, plant and equipment	15,308	3,673	4,109	—
Right-of-use assets	1,174	1,123	1,068	—
Interests in associates and joint ventures	3	—	5	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	10	17	22	—
Total non-current assets	34,827	13,645	9,811	—
Inventories	463	61	149	—
Trade receivables	1,477	667	1,210	3
Other customer contract assets	432	150	380	—
Prepaid expenses	41	401	43	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	699	62	74	—
Total current assets	3,113	1,341	1,855	3
Total assets	37,940	14,986	11,666	3

(1)	Including intangible and tangible assets for 564 million euros in France in 2021, 573 million euros in 2020 and 642 million euros in 2019.
(2)	Including intangible and tangible assets for 1,687 million euros in France in 2021, 1,731 million euros in 2020 and 1,736 million euros in 2019. Intangible assets also include the Orange brand for 3,133 million euros.

(in millions of euros)	Europe	Africa &	Enterprise		International		Eliminations		Total	Mobile		Eliminations	Orange
	Total	Middle-East			Carriers		telecom		telecom	Financial		telecom	consolidated
					& Shared		activities		activities	Services		activities /	financial
					Services		and					mobile	statements
							unallocated					financial
							items					services

December 31, 2021
Goodwill	6,079	1,465	2,237		18		—		24,163	28		—	24,192
Other intangible assets	3,985	1,974	622	(1)	3,728	(2)	—		14,852	88		—	14,940
Property, plant and equipment	7,801	4,113	466	(1)	1,125	(2)	(0)		30,479	5		—	30,484
Right-of-use assets	2,197	918	478		2,074		—		7,681	21		—	7,702
Interests in associates and joint ventures	303	67	2		6		(0)		1,440	—		—	1,440
Non-current assets included in the calculation of net financial debt	—	—	—		—		709		709	—		—	709
Other	31	32	43		39		1,725		1,878	919	(4)	(27)	2,769
Total non-current assets	20,396	8,569	3,848		6,990		2,433		81,202	1,062		(27)	82,236
Inventories	237	93	70		114		(0)		951	0		—	952
Trade receivables	1,791	833	1,162		904		(774)		6,040	91		(103)	6,029
Other customer contract assets	583	13	485		0		0		1,460	—		—	1,460
Prepaid expenses	486	200	95		53		(30)		839	14		(1)	851
Current assets included in the calculation of net financial debt	0	0	0		0		10,462		10,462	—		—	10,462
Other	255	1,484	214		389		163		3,241	2,848	(5)	(9)	6,080
Total current assets	3,351	2,623	2,026		1,460		9,821		22,994	2,953		(113)	25,834
Total assets	23,747	11,192	5,873		8,450		12,255		104,196	4,015		(140)	108,071

December 31, 2020
Goodwill	9,512	1,443	2,225		18		—		27,561	35		—	27,596
Other intangible assets	3,647	2,046	640	(1)	3,753	(2)	—		15,042	93		—	15,135
Property, plant and equipment	7,653	3,751	488	(1)	1,139	(2)	—		29,069	6		—	29,075
Right-of-use assets	2,181	921	456		1,898		—		6,979	30		—	7,009
Interests in associates and joint ventures	5	70	2		12		—		98	—		—	98
Non-current assets included in the calculation of net financial debt	—	—	—		—		774		774	—		—	774
Other	42	26	31		20		1,576	(3)	1,704	1,219	(4)	(27)	2,896
Total non-current assets	23,040	8,257	3,840		6,840		2,350		81,226	1,383		(27)	82,582
Inventories	219	77	57		100		—		814	—		—	814
Trade receivables	1,691	769	1,081		890		(761)		5,645	30		(55)	5,620
Other customer contract assets	521	13	317		—		—		1,236	—		—	1,236
Prepaid expenses	542	131	77		66		(28)		841	9		(1)	850
Current assets included in the calculation of net financial debt	—	—	—		—		11,260		11,260	—		—	11,260
Other	197	1,196	200		386		155		2,937	2,381	(5)	(4)	5,313
Total current assets	3,170	2,185	1,733		1,442		10,627		22,734	2,421		(61)	25,094
Total assets	26,210	10,442	5,573		8,282		12,977		103,961	3,804		(88)	107,676

December 31, 2019
Goodwill	9,537	1,481	2,245		18		—		27,644	—		—	27,644
Other intangible assets	3,903	2,318	695	(1)	3,766	(2)	—		14,649	88		—	14,737
Property, plant and equipment	7,782	3,674	526	(1)	1,128	(2)	—		28,418	5		—	28,423
Right-of-use assets	2,190	1,107	387		1,815		—		6,674	26		—	6,700
Interests in associates and joint ventures	5	84	1		10		—		103	—		—	103
Non-current assets included in the calculation of net financial debt	—	—	—		—		685		685	—		—	685
Other	39	22	25		19		2,052	(3)	2,168	1,268	(4)	(27)	3,409
Total non-current assets	23,456	8,686	3,878		6,757		2,736		80,342	1,387		(27)	81,701
Inventories	211	76	60		96		—		906	—		—	906
Trade receivables	1,879	720	1,067		974		(773)		5,343	1		(24)	5,320
Other customer contract assets	529	11	237		—		—		1,209	—		—	1,209
Prepaid expenses	444	87	143		26		(16)		725	5		—	730
Current assets included in the calculation of net financial debt	—	—	—		—		10,820		10,820	—		—	10,820
Other	136	968	216		330		145		2,494	3,511	(5)	(3)	6,002
Total current assets	3,199	1,862	1,723		1,426		10,176		21,498	3,517		(28)	24,987
Total assets	26,655	10,549	5,601		8,182		12,912		101,840	4,904		(55)	106,689

(3)	2019 and 2020 figures have been restated of the IFRS IC decision on the calculation of obligations relating to certain defined benefit pension plans (see Note 2.3.1).
(4)	Including 900 million euros of non-current financial assets related to Mobile Financial Services in 2021, 1,210 million euros in 2020 and 1,259 million euros in 2019 (see Note 17.1.1).
(5)	Including 2,385 million euros of current financial assets related to Mobile Financial Services in 2021 (of which 433 million euros related to trade receivables sold by Orange Spain), 2,077 million euros in 2020 (of which 183 million euros related to trade receivables sold by Orange Spain) and 3,098 million euros in 2019 (see Note 17.1.1).

1.7    Segment equity and liabilities

(in millions of euros)	France
			Spain	Other	Elimina-
				European	tions
				countries	Europe
December 31, 2021
Equity	—		—	—	—
Non-current lease liabilities	1,668		1,015	941	—
Non-current fixed assets payables	639		462	165	—
Non-current employee benefits	1,643		5	21	—
Non-current liabilities included in the calculation of net financial debt	—		—	—	—
Other	578		57	327	—
Total non-current liabilities	4,528		1,539	1,454	—
Current lease liabilities	312		193	198	—
Current fixed assets payables	1,402		551	450	—
Trade payables	2,804		782	992	1
Customer contracts liabilities	942		182	518	—
Current employee benefits	1,210		43	111	—
Deferred income	—		84	20	—
Current liabilities included in the calculation of net financial debt	—		—	—	—
Other	795		218	266	—
Total current liabilities	7,465		2,053	2,555	1
Total equity and liabilities	11,993		3,592	4,009	1

December 31, 2020
Equity	—		—	—	—
Non-current lease liabilities	1,238		977	904	—
Non-current fixed assets payables	613		339	186	—
Non-current employee benefits	1,007	(3)	9	15	—
Non-current liabilities included in the calculation of net financial debt	—		—	—	—
Other	583		65	302	—
Total non-current liabilities	3,442		1,389	1,407	—
Current lease liabilities	240		277	186	—
Current fixed assets payables	1,564		655	413	—
Trade payables	2,646		987	880	(0)
Customer contracts liabilities	940		103	303	—
Current employee benefits	1,166		38	101	—
Deferred income	2		114	5	—
Current liabilities included in the calculation of net financial debt	—		—	—	—
Other	670		131	242	—
Total current liabilities	7,229		2,304	2,129	(0)
Total equity and liabilities	10,670		3,692	3,536	(0)

December 31, 2019
Equity	—		—	—	—
Non-current lease liabilities	961		945	902	—
Non-current fixed assets payables	35		366	251	—
Non-current employee benefits	1,309	(3)	17	34	—
Non-current liabilities included in the calculation of net financial debt	—		—	—	—
Other	574		80	301	—
Total non-current liabilities	2,878		1,409	1,487	—
Current lease liabilities	170		284	192	—
Current fixed assets payables	1,144		563	407	—
Trade payables	2,682		1,051	935	3
Customer contracts liabilities	1,015		98	335	—
Current employee benefits	1,224		33	110	—
Deferred income	2		—	6	—
Current liabilities included in the calculation of net financial debt	0		—	—	—
Other	781		178	268	—
Total current liabilities	7,017		2,207	2,252	3
Total equity and liabilities	9,894		3,616	3,739	3

(1)	Including in 2021, 86 million euros of non-current financial liabilities, 102 million euros in 2020 and 101 million euros in 2019.
(2)	Including in 2021, 3,161 million euros of current financial liabilities related to Mobile Financial Services activities, 3,128 million euros in 2020 and 4,280 million euros in 2019 (see Note 17.1).
(3)	2019 and 2020 figures have been restated of the IFRS IC decision on the calculation of obligations relating to certain defined benefit pension plans (see Note 2.3.1).

(in millions of euros)	Europe	Africa &	Enterprise		International		Eliminations		Total	Mobile		Eliminations	Orange
	Total	Middle-East			Carriers		telecom		telecom	Financial		telecom	consolidated
					& Shared		activities		activities	Services		activities /	financial
					Services		and					mobile	statements
							unallocated					financial
							items					services

December 31, 2021
Equity	—	—	—		—		35,806		35,806	(445)		—	35,361
Non-current lease liabilities	1,956	805	378		1,863		—		6,669	27		—	6,696
Non-current fixed assets payables	627	104	0		0		—		1,370	—		—	1,370
Non-current employee benefits	26	80	277		760		(0)		2,787	11		—	2,798
Non-current liabilities included in the calculation of net financial debt	—	—	—		—		32,083		32,083	—		—	32,083
Other	385	74	20		52		1,312		2,421	93	(1)	(27)	2,487
Total non-current liabilities	2,993	1,063	676		2,675		33,395		45,330	131		(27)	45,434
Current lease liabilities	391	181	106		375		(0)		1,364	4		—	1,369
Current fixed assets payables	1,001	543	58		107		0		3,110	1		—	3,111
Trade payables	1,774	1,139	771		969		(774)		6,684	157		(103)	6,738
Customer contracts liabilities	700	130	599		170		(28)		2,513	0		(1)	2,512
Current employee benefits	154	82	446		395		(0)		2,289	27		—	2,316
Deferred income	104	31	35		9		(2)		176	3		(0)	180
Current liabilities included in the calculation of net financial debt	—	—	—		—		3,549		3,549	—		(4)	3,545
Other	485	1,833	278		570		(587)		3,374	4,136	(2)	(5)	7,505
Total current liabilities	4,609	3,939	2,294		2,595		2,158		23,060	4,329		(113)	27,276
Total equity and liabilities	7,602	5,002	2,970		5,270		71,360		104,196	4,015		(140)	108,071

December 31, 2020
Equity	—	—	—		—		37,413	(3)	37,413	(213)		—	37,200
Non-current lease liabilities	1,881	825	346		1,553		—		5,843	31		—	5,875
Non-current fixed assets payables	525	153	—		—		—		1,291	—		—	1,291
Non-current employee benefits	23	72	216	(3)	656	(3)	—		1,975	8		—	1,984
Non-current liabilities included in the calculation of net financial debt	—	—	—		—		30,858		30,858	—		—	30,858
Other	367	69	39		44		990		2,092	110	(1)	(27)	2,175
Total non-current liabilities	2,796	1,119	602		2,253		31,847		42,059	150		(27)	42,182
Current lease liabilities	463	141	118		529		—		1,491	5		—	1,496
Current fixed assets payables	1,068	523	60		135		(1)		3,349	—		—	3,349
Trade payables	1,867	1,066	745		848		(761)		6,411	120		(55)	6,475
Customer contracts liabilities	405	126	422		119		(27)		1,985	—		(1)	1,984
Current employee benefits	138	72	415		374		—		2,166	27		—	2,192
Deferred income	119	36	1		6		(0)		165	—		—	165
Current liabilities included in the calculation of net financial debt	—	—	—		—		5,207		5,207	—		(2)	5,205
Other	373	1,435	257		900		80		3,714	3,715	(2)	(2)	7,427
Total current liabilities	4,432	3,398	2,019		2,911		4,498		24,488	3,867		(61)	28,294
Total equity and liabilities	7,229	4,517	2,622		5,165		73,757		103,960	3,804		(88)	107,676

December 31, 2019
Equity	—	—	—		—		34,577	(3)	34,577	(16)		—	34,561
Non-current lease liabilities	1,847	979	288		1,490		—		5,564	29		—	5,593
Non-current fixed assets payables	616	166	—		—		—		817	—		—	817
Non-current employee benefits	51	68	240	(3)	676	(3)	—		2,343	9		—	2,353
Non-current liabilities included in the calculation of net financial debt	—	—	—		—		33,562		33,562	—		—	33,562
Other	382	55	39		55		849		1,954	109	(1)	(27)	2,035
Total non-current liabilities	2,896	1,268	566		2,221		34,411		42,240	147		(27)	44,360
Current lease liabilities	477	157	110		422		—		1,335	4		—	1,339
Current fixed assets payables	970	529	72		135		(1)		2,848	—		—	2,848
Trade payables	1,989	1,136	784		763		(773)		6,581	125		(24)	6,682
Customer contracts liabilities	433	123	412		126		(15)		2,094	—		—	2,093
Current employee benefits	142	71	407		411		—		2,254	6		—	2,261
Deferred income	6	36	1		7		—		51	—		—	51
Current liabilities included in the calculation of net financial debt	—	—	—		—		3,950		3,950	—		(3)	3,947
Other	446	1,211	283		846		341		3,908	4,638	(2)	—	8,545
Total current liabilities	4,461	3,264	2,068		2,711		3,501		23,021	4,773		(28)	27,767
Total equity and liabilities	7,357	4,532	2,635		4,933		72,488		101,839	4,904		(55)	106,689

1.8    Simplified statement of cash flows on telecommunication and Mobile Financial Services activities

	2021
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated financial
				mobile financial	statement
(in millions of euros)				services
Operating activities
Consolidated net income	958		(181)	0	778
Non-monetary items and reclassified items for presentation	14,504		86	1	14,592
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	(126)		(0)	—	(126)
Decrease (increase) in trade receivables, gross	37		(21)	47	64
Increase (decrease) in trade payables	47		37	(47)	36
Changes in other customer contract assets and liabilities	140		—	—	140
Changes in other assets and liabilities	21		(313)	—	(292)
Other net cash out
Operating taxes and levies paid	(1,874)		(6)	—	(1,880)
Dividends received	12		—	—	12
Interest paid and interest rates effects on derivatives, net	(1,130)	(1)	(3)	(1)	(1,134)
Income tax paid	(955)		1	—	(954)
Net cash provided by operating activities (a)	11,636	(2)	(399)	—	11,236
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets (3)	(8,557)		(23)	—	(8,580)
Purchases of property, plant and equipment and intangible assets	(8,725)		(24)	—	(8,749)
Increase (decrease) in fixed assets payables	(73)		1	—	(72)
Investing donations received in advance	24		—	—	24
Sales of property, plant and equipment and intangible assets	217		—	—	217
Cash paid for investment securities, net of cash acquired	(210)		(1)	—	(211)
Investments in associates and joint ventures	(3)		—	—	(3)
Purchases of equity securities measured at fair value	(75)		(0)	—	(76)
Proceeds from sales of investment securities, net of cash transferred	891		—	—	891
Other proceeds from sales of investment securities at fair value	95		—	—	95
Other decrease (increase) in securities and other financial assets	1,632		274	2	1,908
Net cash used in investing activities (b)	(6,227)		249	2	(5,976)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,523		27	(27)	2,523
Medium and long-term debt redemptions and repayments	(4,572)	(4)	(27)	27	(4,572)
Increase (decrease) of bank overdrafts and short-term borrowings	1,148		(3)	(2)	1,143
Decrease (increase) of cash collateral deposits	973		15	—	988
Exchange rates effects on derivatives, net	201		—	—	201
Other cash flows
Repayments of lease liabilities	(1,621)		(4)	—	(1,625)
Subordinated notes issuances (purchases) and other related fees	(311)		—	—	(311)
Coupon on subordinated notes	(238)		—	—	(238)
Proceeds (purchases) from treasury shares	(199)		—	—	(199)
Capital increase (decrease) - non-controlling interests	1		4	—	5
Capital increase (decrease) - telecom activities / mobile financial services (6)	(317)		317	—	0
Changes in ownership interests with no gain / loss of control	(403)		—	—	(403)
Dividends paid to owners of the parent company	(2,127)		—	—	(2,127)
Dividends paid to non-controlling interests	(218)		—	—	(218)
Net cash used in financing activities (c)	(5,160)		328	(2)	(4,834)
Cash and cash equivalents in the opening balance	7,891		254	—	8,145
Cash change in cash and cash equivalents (a) + (b) + (c)	249		177	(0)	427
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	48		2	—	50
Cash and cash equivalents in the closing balance	8,188		433	—	8,621

	2020
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated financial
				mobile financial	statement
(in millions of euros)				services
Operating activities
Consolidated net income	5,252		(196)	—	5,055
Non-monetary items and reclassified items for presentation	10,238		70	1	10,309
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	72		—	—	72
Decrease (increase) in trade receivables, gross	(483)		(28)	23	(488)
Increase (decrease) in trade payables	(85)		(14)	(22)	(122)
Changes in other customer contract assets and liabilities	(40)		—	(1)	(41)
Changes in other assets and liabilities	36		(98)	—	(62)
Other net cash out
Operating taxes and levies paid	(1,931)		2	—	(1,929)
Dividends received	6		—	—	6
Interest paid and interest rates effects on derivatives, net	(1,265)	(1)	2	(1)	(1,264)
Tax dispute for fiscal years 2005-2006	2,246		—	—	2,246
Income tax paid excluding the effect of the fiscal litigation for years 2005-2006	(1,085)		(1)	—	(1,086)
Net cash provided by operating activities (a)	12,961	(2)	(263)	(1)	12,697
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(7,146)		(30)	—	(7,176)
Purchases of property, plant and equipment and intangible assets	(8,516)		(30)	—	(8,546)
Increase (decrease) in fixed assets payables	958		—	—	958
Investing donations received in advance	39		—	—	39
Sales of property, plant and equipment and intangible assets	374		—	—	374
Cash paid for investment securities, net of cash acquired	(16)		(32)	—	(49)
Investments in associates and joint ventures	(7)		—	—	(7)
Purchases of equity securities measured at fair value	(65)		(1)	—	(67)
Sales of investment securities, net of cash transferred	5		14	—	19
Decrease (increase) in securities and other financial assets	1,596		121	(2)	1,716
Net cash used in investing activities (b)	(5,634)		72	(2)	(5,564)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,694		—	—	2,694
Medium and long-term debt redemptions and repayments	(3,476)	(4)	—	—	(3,476)
Increase (decrease) of bank overdrafts and short-term borrowings	(299)	(5)	(116)	2	(413)
Decrease (increase) of cash collateral deposits	(749)		1	—	(747)
Exchange rates effects on derivatives, net	37		—	—	37
Other cash flows
Repayments of lease liabilities	(1,394)		(4)	—	(1,398)
Subordinated notes issuances (purchases) and other related fees	(12)		—	—	(12)
Coupon on subordinated notes	(280)		—	—	(280)
Other proceeds (purchases) from treasury shares	7		—	—	7
Capital increase (decrease) – non-controlling interests	2		—	—	2
Capital increase (decrease) - telecom activities / mobile financial services (6)	(197)		197	—	—
Changes in ownership interests with no gain / loss of control	(3)		—	—	(3)
Dividends paid to owners of the parent company	(1,595)		—	—	(1,595)
Dividends paid to non-controlling interests	(225)		(1)	—	(226)
Net cash used in financing activities (c)	(5,490)		78	2	(5,410)
Cash and cash equivalents in the opening balance	6,112		369	—	6,481
Cash change in cash and cash equivalents (a) + (b) + (c)	1,839		(115)	—	1,724
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(59)		—	—	(59)
Cash and cash equivalents in the closing balance	7,891		254	—	8,145

	2019
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated
				mobile financial	financial
(in millions of euros)				services	statement
Operating activities
Consolidated net income	3,407		(185)	—	3,222
Non-monetary items and reclassified items for presentation	12,128		91	1	12,221
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	69		—	—	69
Decrease (increase) in trade receivables, gross	(34)		(1)	(10)	(45)
Increase (decrease) in trade payables	(92)		(3)	10	(85)
Changes in other customer contract assets and liabilities	(59)		—	(0)	(60)
Changes in other assets and liabilities	(87)		(726)	—	(813)
Other net cash out
Operating taxes and levies paid	(1,939)		(0)	—	(1,939)
Dividends received	17		—	—	17
Interest paid and interest rates effects on derivatives, net	(1,317)	(1)	(0)	(1)	(1,318)
Income tax paid	(1,079)		0	—	(1,079)
Net cash provided by operating activities (a)	11,014	(2)	(824)	—	10,190
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(7,555)		(28)	—	(7,582)
Purchases of property, plant and equipment and intangible assets	(8,394)		(28)	—	(8,422)
Increase (decrease) in fixed assets payables	179		(0)	—	179
Investing donations received in advance	32		—	—	32
Sales of property, plant and equipment and intangible assets	628		—	—	628
Cash paid for investment securities, net of cash acquired	(559)		—	—	(559)
Investments in associates and joint ventures	(2)		—	—	(2)
Purchases of equity securities measured at fair value	(39)		(5)	—	(44)
Sales of investment securities, net of cash transferred	529		—	—	529
Decrease (increase) in securities and other financial assets	(2,082)		368	3	(1,711)
Net cash used in investing activities (b)	(9,707)		335	3	(9,370)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	8,351		—	—	8,351
Medium and long-term debt redemptions and repayments	(4,650)	(4)	—	—	(4,650)
Increase (decrease) of bank overdrafts and short-term borrowings	(1,082)		140	(3)	(945)
Decrease (increase) of cash collateral deposits	609		(19)	—	590
Exchange rates effects on derivatives, net	26		—	—	26
Other cash flows
Repayments of lease liabilities	(1,426)		(4)	—	(1,429)
Subordinated notes issuances (purchases) and other related fees	419		—	—	419
Coupon on subordinated notes	(276)		—	—	(276)
Purchases of treasury shares	(34)		—	—	(34)
Capital increase (decrease) - non-controlling interests	14		65	—	79
Capital increase (decrease) - telecom activities / mobile financial services (6)	(122)		122	—	—
Changes in ownership interests with no gain / loss of control	(7)		—	—	(7)
Dividends paid to owners of the parent company	(1,857)		—	—	(1,857)
Dividends paid to non-controlling interests	(243)		—	—	(243)
Net cash used in financing activities (c)	(278)		305	(3)	24
Cash and cash equivalents in the opening balance	5,081		553	—	5,634
Cash change in cash and cash equivalents (a) + (b) + (c)	1,029		(185)	—	844
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	3		—	—	3
Cash and cash equivalents in the closing balance	6,112		369	—	6,481

(1)	Including interests paid on lease liabilities for (119) million euros in 2021, (131) million euros in 2020 and (104) million euros in 2019 and interests paid on financed asset liabilities for (1) million euro in 2021, 2020 and 2019.
(2)	Including significant litigations paid and received for (306) million euros in 2021, 2,217 million euros in 2020 and 5 million euros in 2019.
(3)	Including telecommunication licenses paid for (717) million euros, (351) million euros in 2020 and (334) million euros in 2019.

(4)	Including repayments of debts relating to financed assets for (80) million euros in 2021, (60) million euros in 2020 and (17) million euros in 2019.
(5)	Including redemption of subordinated notes reclassified in 2019 as short-term borrowings of (500) million euros in 2020.
(6)	Including Orange Bank's share capital invested by Orange group for 300 million euros in 2021, 197 million euros in 2020 and 122 million euros in 2019.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

	2021	2020	2019
Net cash provided by operating activities (telecom activities)	11,636	12,961	11,014
Purchases (sales) of property, plant and equipment and intangible assets	(8,557)	(7,146)	(7,555)
Repayments of lease liabilities	(1,621)	(1,394)	(1,426)
Repayments of debts relating to financed assets	(80)	(60)	(17)
Elimination of telecommunication licenses paid	717	351	334
Elimination of significant litigation paid (and received) (1)	306	(2,217)	(5)
Organic cash flow from telecom activities	2,401	2,494	2,345

(1)	In 2020, including the tax proceeds of 2,246 million euros relating to the tax dispute for fiscal years 2005-2006.